Commitments Contingencies and Concentration Risk - Major Customer Concentration (Details) - Customer concentration - customer	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable | Five customers
Major Customer Concentration
Percentage of concentration risk					86.00%
Number of customers					5
Revenues | Two customers
Major Customer Concentration
Percentage of concentration risk			24.00%	24.00%
Number of customers			2	2
Revenues | One customer
Major Customer Concentration
Percentage of concentration risk	12.00%	12.00%	13.00%	13.00%
Number of customers	1	1	1	1
VSee Lab, Inc | Accounts receivable | Five customers
Major Customer Concentration
Percentage of concentration risk					86.00%
Number of customers					5
VSee Lab, Inc | Accounts receivable | Four customers
Major Customer Concentration
Percentage of concentration risk						66.00%
Number of customers						4
VSee Lab, Inc | Revenues | Two customers
Major Customer Concentration
Percentage of concentration risk					24.00%
Number of customers					2
VSee Lab, Inc | Revenues | One customer
Major Customer Concentration
Percentage of concentration risk						11.00%
Number of customers						1